Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,031,580,000.00
Previously Paid Amount	0.00
Total Fee Amount	142,461.20
Total Offset Amount	0.00
Net Fee	$ 142,461.20